Summary of Significant Accounting Policies (Details) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Number of developer partners | item		2	2	2
Marketing promotions and discounts , as a reduction of revenue		$ 36,577	$ 19,316	$ 27,700	$ 11,600
Marketing promotions and discounts , as sales and marketing expense		$ 61,351	$ 32,189	45,200	18,700
Advertising expenses				$ 53,500	$ 25,300
Stock split	10	10		10
Revenue | Developer partner one
Concentration Risk [Line Items]
Percentage of revenue				83.00%	70.00%
Revenue | Developer partner two
Concentration Risk [Line Items]
Percentage of revenue				7.00%	16.00%